LEASES	12 Months Ended
Dec. 31, 2024
Disclosure Of Leases [Abstract]
Disclosure of leases [text block]
NOTE 8.  Leases

Arauco acting as lessee
Right of use assets

	12-31-2024	12-31-2023
	ThU.S.$	ThU.S.$
Property, plant and equipment by right of use, net

Land	599,101	460,386
Buildings	15,992	16,412
Plant and equipment	63,102	60,993
Information technology equipment	392	186
Motor vehicles	80,464	50,869
Other property, plant and equipment	12,835	11,515
Total net	771,886	600,361

Property, plant and equipment by right of use, gross

Land	660,753	493,297
Buildings	32,265	35,183
Plant and equipment	93,922	85,252
Information technology equipment	784	412
Motor vehicles	269,228	223,708
Other property, plant and equipment	15,845	12,666
Total gross	1,072,797	850,518

Accumulated depreciation and impairment by right of use

Land	(61,652)	(32,911)
Buildings	(16,273)	(18,771)
Plant and equipment	(30,820)	(24,259)
Information technology equipment	(392)	(226)
Motor vehicles	(188,764)	(172,839)
Other property, plant and equipment	(3,010)	(1,151)
Total	(300,911)	(250,157)

Reconciliation of property, plant and equipment by right of use

The following tables set forth the reconciliation of the carrying amount of property, plant and equipment by right of use as of December 31, 2024 and 2023
:

Reconciliation of property, plant	Land	Buildings	Plant and equipment	IT equipment	Motor vehicles	Other property, plant and equipment	Total
and equipment by right of use	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Opening balance 01-01-2024	460,386	16,412	60,993	186	50,869	11,515	600,361
Changes
Additions	280,671	8,385	9,103	511	58,954	3,797	361,421
Disposals	-	(2,474)	-	-	(130)	-	(2,604)
Withdrawals	-	(539)	-	-	(178)	-	(717)
Depreciation (*)	(31,792)	(5,604)	(6,641)	(204)	(28,977)	(2,200)	(75,418)
Increase (decrease) through net exchange differences	(110,574)	(131)	(353)	(101)	(74)	15	(111,218)
Reclassification from lease to Property, plant and equipment	-	-	-	-	-	(292)	(292)
Increase (decrease) through others	410	(57)	-	-	-	-	353
Total changes	138,715	(420)	2,109	206	29,595	1,320	171,525
Closing balance 12-31-2024	599,101	15,992	63,102	392	80,464	12,835	771,886

Reconciliation of property, plant	Land	Buildings	Plant and equipment	IT equipment	Motor vehicles	Other property, plant and equipment	Total
and equipment by right of use	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Opening balance 01-01-2023	195,290	16,731	66,709	157	24,437	3,163	306,487
Changes
Additions	307,524	5,196	31	186	53,171	10,151	376,259
Business combination	-	231	-	-	-	-	231
Withdrawals	(14,191)	(23)	(242)	(21)	(1,381)	(626)	(16,484)
Depreciation (*)	(23,759)	(5,666)	(5,526)	(147)	(25,978)	(797)	(61,873)
Increase (decrease) through net exchange differences	12,816	(29)	21	9	99	-	12,916
Reclassification from lease to Property, plant and equipment	-	-	-	-	-	(455)	(455)
Increase (decrease) through others	14	(28)	-	2	521	79	588
Reclassification of assets held for sale	(17,308)	-	-	-	-	-	(17,308)
Total changes	265,096	(319)	(5,716)	29	26,432	8,352	293,874
Closing balance 12-31-2023	460,386	16,412	60,993	186	50,869	11,515	600,361

(*) The amount of depreciation related to land leased for plantations is reclassified to biological assets to form part of the formation costs.

Lease liabilities and their maturity are presented in Notes 11 and 23.

The depreciation expense for the period ending December 31, 2024, 2023 and 2022 recognized in property, plant and equipment by right of use is as follows:

	January - December
	2024	2023	2022
Depreciation for the period	ThU.S.$	ThU.S.$	ThU.S.$
Cost of sales	35,005	28,082	40,539
Distribution costs	1,068	1,184	2,975
Administrative expenses	7,110	7,361	7,103
Total	43,183	36,627	50,617

Additionally, Arauco has recognized directly in the consolidated statement
of profit or loss, the following leases excluded from right of use assets:

	January – December
	2024	2023	2022
	ThU.S.$	ThU.S.$	ThU.S.$
Expenses from payments of variable leases	(231,094)	(206,332)	208,812
Expenses from low value leases	(4,603)	(3,899)	6,696
Expenses from short-term leases	(39,047)	(39,878)	34,857
Income from sublease of right of use assets	628	464	-

Arauco acting as lessor
Reconciliation of financial lease minimum payments:

	12-31-2024
	Gross	Interest	Present value
Periods	ThU.S.$	ThU.S.$	ThU.S.$
Less than one year	17,247	-	17,247
Between one and six years	53,664	3,224	50,440
Total	70,911	3,224	67,687

	12-31-2023
	Gross	Interest	Present value
Periods	ThU.S.$	ThU.S.$	ThU.S.$
Less than one year	16,314	-	16,314
Between one and six years	69,226	4,615	64,611
Total	85,540	4,615	80,925

Financial lease receivables are presented in the consolidated statements of financial position in line items “Trade and other current receivable” and “Trade and other non-current receivable” depending on their maturities stated above.

Arauco accounts for its lease contracts as financial leases. These lease contracts are for a term of less than six years at market interest rates and leased assets are forestry machinery and equipment. They also include an early termination option, under general and special conditions stipulated in each contract.

Arauco holds leases as lessee and lessor, described in the previous tables, for which there are no impairment contingent payments or restrictions to report.